UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               --------------

Check here if Amendment |_|: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
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   Address:      Four Embarcadero Center, Suite 550
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                 San Francisco, CA 94111
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Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      8/13/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     24
                                        --------------------

Form 13F Information Table Value Total:     520,508
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- --------- ------ ------
BAIDU COM INC              SPON ADR REP A  056752108  13,018      77,500 SH            Sole                   77,500
CANON INC                  ADR             138006309  18,041     307,650 SH            Sole                  307,650
CHINA MOBILE LIMITED       SPONSORED ADR   16941M109  51,876     962,450 SH            Sole                  962,450
CHUNGHWA TELECOM CO LTD    SPONSORED ADR   17133Q205  40,600   2,152,686 SH            Sole                2,152,686
CTRIP COM INTL LTD         ADR             22943F100   2,382      30,300 SH            Sole                   30,300
NEW ORIENTAL ED & TECH
  GRP I                    SPON ADR        647581107  16,422     305,700 SH            Sole                  305,700
FOCUS MEDIA HLDG LTD       SPONSORED ADR   34415V109   2,756      54,600 SH            Sole                   54,600
HSBC HLDGS PLC             SPON ADR NEW    404280406  67,029     730,397 SH            Sole                  730,397
HONDA MOTOR LTD            AMERN SHS       438128308   4,678     128,900 SH            Sole                  128,900
HUANENG PWR INTL INC       SPON ADR H SHS  443304100   6,522     140,400 SH            Sole                  140,400
KOOKMIN BK NEW             SPONSORED ADR   50049M109   7,922      90,309 SH            Sole                   90,309
KOREA ELECTRIC PWR         SPONSORED ADR   500631106   6,487     296,210 SH            Sole                  296,210
KT CORP                    SPONSORED ADR   48268K101  20,828     887,790 SH            Sole                  887,790
THE9 LTD                   ADR             88337K104  13,559     293,108 SH            Sole                  293,108
NETEASE COM INC            SPONSORED ADR   64110W102  65,401   3,842,600 SH            Sole                3,814,700         27,900
PETROCHINA CO LTD          SPONSORED ADR   71646E100  12,369      83,190 SH            Sole                   83,190
SIFY LTD                   SPONSORED ADR   82655M107  14,370   1,629,300 SH            Sole                1,629,300
SINA CORP                  ORD             G81477104  43,057   1,028,600 SH            Sole                1,028,600
SK TELECOM LTD             SPONSORED ADR   78440P108  34,652   1,267,000 SH            Sole                1,267,000
SONY CORP                  ADR NEW         835699307  20,682     402,600 SH            Sole                  402,600
PT TELEKOMUNIKASI
  INDONESIA                SPONSORED ADR   715684106  38,875     901,980 SH            Sole                  901,980
TOYOTA MOTOR CORP          SP ADR REP2COM  892331307  15,534     123,400 SH            Sole                  123,400
TAIWAN SEMICONDUCTOR MFG
  LTD                      SPONSORED ADR   874039100     310      27,864 SH            Sole                   27,864
TATA MTRS LTD              SPONSORED ADR   876568502   3,138     191,100 SH            Sole                  191,100
